Segment Information - Summary of Non-current Assets by Country (Details) - Property Plant And Equipment And Right Of Use Assets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 348,106	$ 339,754
Sweden
Disclosure Of Operating Segments [Line Items]
Non-current assets	130,226	114,764
China
Disclosure Of Operating Segments [Line Items]
Non-current assets	97,836	103,791
US
Disclosure Of Operating Segments [Line Items]
Non-current assets	84,795	88,983
The Netherlands
Disclosure Of Operating Segments [Line Items]
Non-current assets	33,294	29,349
Other
Disclosure Of Operating Segments [Line Items]
Non-current assets	$ 1,955	$ 2,867